UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the Semi-annual distribution period from
March 2, 2015 to September 1, 2016

Commission File Number of issuing entity: 333-101155-32

Central Index Key Number of issuing entity: 0001389936

MS Structured SATURNS Series 2007-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-101155

Central Index Key Number of depositor: 0000107124

MS Structured Asset Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0000107124

MS Structured Asset Corp.
(Exact name of sponsor as specified in its charter)

Jacqueline Reyes 312-332-7454
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

30-6155086
(I.R.S. Employer Identification No.)

Attention: In-Young Chase 1585 Broadway, 2nd Floor New York, NY 10036	10036
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 761-2457
(Telephone number, including area code)

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A Units	☒	☐	☐	New York Stock Exchange

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The semi-annual distribution report for the period referenced above for the holders of Structured Asset Trust Unit Repackagings (SATURNSSM) J.C. Penney Company, Inc. Debenture Backed Series 2007-1 is attached as Exhibit 99.1.

Item 1A. Asset-Level Information.
Not applicable.

Item 1B. Asset-Level Information.
Not applicable.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
No update to report.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
Contained within Item 1, if any.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
No update to report.

Item 7. Change in Sponsor Interest in the Securities.
None.

Item 8. Significant Enhancement Provider Information.
No update to report.

Item 9. Other Information.
None.

Item 10. Exhibits.
(d)	99.1 Semi-annual distribution report pursuant to the Trust Agreement for the period referenced above. The semi-annual distribution report was made on September 1, 2016.

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

SATURNS Trust No. 2007-1
By: U.S. Bank National Association, as Trustee, successor in interest to Bank of America, National Association, as Trustee, successor by merger to LaSalle Bank National Association, as Trustee

Date: September 9, 2016	By: /s/ Edwin J Janis
Name: Edwin J Janis
Title: Vice President